Net income (loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)		¥ (204,519)	$ (28,805)	¥ (547,673)	[1]	¥ 583,499
Numerator for basic and diluted net income (loss) per share		¥ (204,519)	$ (28,805)	¥ (547,673)	[1]	¥ 583,499
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B ordinary shares outstanding (in shares)	[2]	243,025,428	243,025,428	241,437,842	[1]	238,198,117
-Diluted effect of share options (in shares)		0	0	0		497,861
-Diluted effect of restricted share units (in shares)		0	0	0		3,094,467
Denominator for diluted calculation (in shares)	[2]	243,025,428	243,025,428	241,437,842	[1]	241,790,445
Net income (loss) per share, basic
-Basic (in rmb per share) | (per share)	[2]	¥ (0.84)	$ (0.12)	¥ (2.27)	[1]	¥ 2.45
Net income (loss) per share, diluted
-Diluted (in rmb per share) | (per share)	[2]	¥ (0.84)	$ (0.12)	¥ (2.27)	[1]	¥ 2.41
ADS
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B ordinary shares outstanding (in shares)	[2]	243,025,428	243,025,428	241,437,842	[1]	238,198,117
Denominator for diluted calculation (in shares)	[2]	243,025,428	243,025,428	241,437,842	[1]	241,790,445
Net income (loss) per share, basic
-Basic (in rmb per share) | (per share)	[2]	¥ (0.84)	$ (0.12)	¥ (2.27)	[1]	¥ 2.45
Net income (loss) per share, diluted
-Diluted (in rmb per share) | (per share)	[2]	¥ (0.84)	$ (0.12)	¥ (2.27)	[1]	¥ 2.41
Class A ordinary shares
Net income (loss) per share, diluted
Number of underlying shares represented by one ADR		1	1

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	Each ADS represents one Class A ordinary share.